Schedule of SAR (Details) (Parenthetical)	Mar. 31, 2024
Stock Appreciation Rights (SARs) [Member] | MiX Telematics Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	18.8761